Fair Value Measurement - Reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Put option
Balance at beginning of year	¥ 17,704	¥ 7,898
Initial recognition		(8,531)
Total gains/(losses) for the period included in earnings		633
Balance at end of Year		17,704
Contingent consideration
Balance at beginning of year		(15,869)
Initial recognition		(697)
Payment during the year	4,043	1,344
Total gains/(losses) for the period included in earnings	938	(2,510)
Waived on disposal of subsidiaries (Note 17)	12,445
Foreign currency translation	278	¥ 28
Balance at end of Year